Basis of Presentation and Status of Operations	9 Months Ended
Sep. 30, 2013
Basis of Presentation and Status of Operations [Text Block]

1. Basis of Presentation and Status of Operations:

In the opinion of management, the accompanying unaudited interim consolidated balance sheets and consolidated statements of operations and comprehensive income (loss), cash flows, and shareholders’ equity contain all adjustments, consisting of normal recurring items, necessary to present fairly, in all material respects, the financial position of Revett Minerals Inc. (“Revett Minerals” or the “Company”) as of September 30, 2013, and the results of its operations and its cash flows for the three and nine month periods ended September 30, 2013 and 2012. The operating and financial results for Revett Minerals for the three and nine months ended September 30, 2013 are not necessarily indicative of the results that may be expected for the year ended December 31, 2013.

These unaudited interim financial statements have been prepared by management in accordance with generally accepted accounting principles used in the United States of America (U.S. GAAP) and are presented in U.S. dollars. These unaudited interim consolidated financial statements do not include all note disclosures required by U.S. GAAP on an annual basis, and therefore should be read in conjunction with the annual audited consolidated financial statements for the year ended December 31, 2012 filed with the appropriate securities regulatory authorities.

In mid-December 2012, the Company suspended underground mining and milling operations at Troy because of unstable and unsafe ground conditions in the mine. The Company has decided it will not resume mining operations using the Lower Quartzite haulage route, as initially planned, but will instead construct a new development decline to the North C Bed and I-Bed deposits in the Lower Revett Formation. Mine facilities such as the underground crusher, conveyor system and surface mill will remain on a care and maintenance basis until production resumes. The Lower Quartzite haulage route will remain an important access point for ongoing mine dewatering and ventilation.

The Company believes it can construct the new decline through previously unmined areas without incurring the structural issues that have hampered its ability to return to production since operations at the Troy mine were suspended last December. It estimates that access to the undeveloped North C Bed area can be achieved in twelve months, and that access to the deeper I-Beds can be achieved six months thereafter.

The cost of the decline is presently estimated to be approximately $12 million. The Company has adequate funds to commence construction and is confident that the additional funding required to complete the development project can be obtained next year.

The Company continues to have preliminary discussions with interested parties in obtaining additional capital, however, no assurance can be given that these efforts will prove to be successful. Given current market conditions, the Company may experience difficulties in raising sufficient external financing to meet its obligations and provide access to Troy mine ore reserves. Because of the Company’s need to conserve cash, all discretionary capital spending and exploration spending has been placed on hold.